RECLAMATION PROVISION (Tables)	6 Months Ended
Jun. 30, 2021
Schedule of Changes in Reclamation Provision
	June 30, 2021	December 31, 2020

Balance at beginning of the period	$808	$1,524
Changes in estimates	-	(737)
Unwinding of discount related to continuing operations	23	99
Effect of movements in exchange rates	7	(78)
Balance at end of the period	$838	$808